Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Investor Shares) [BarChart] - Investor Shares - JPMorgan Liquid Assets Money Market Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.13%	0.77%	1.63%	1.95%	0.38%